Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and contingencies [line items]
2025	$ 254,035
2026	271,235
2027	132,621
Total	$ 657,891